Employee Benefit Expenses (Including Directors' Emoluments) Number of Non-Director Highest Paid Individuals (Details) - individual	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	4	4	4
HK$10,500,001 – HK$11,000,000 (approximately US$1,354,000 – US$1,419,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	1	0	0
HK$13,000,001 – HK$13,500,000 (approximately US$1,677,000 – US$1,741,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	0	0	1
HK$13,500,001 – HK$14,000,000 (approximately US$1,741,000 – US$1,806,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	1	0	0
HK$15,500,001 – HK$16,000,000 (approximately US$1,999,000 – US$2,064,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	0	0	1
HK$16,000,001 – HK$16,500,000 (approximately US$2,064,000 – US$2,128,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	0	2	1
HK$17,500,001 – HK$18,000,000 (approximately US$2,257,000 – US$2,322,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	1	1	0
HK$19,000,001 – HK$19,500,000 (approximately US$2,451,000 – US$2,515,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	0	0	1
HK$24,500,001 – HK$25,000,000 (approximately US$3,160,000 – US$3,225,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	0	1	0
HK$32,000,001 – HK$32,500,000 (approximately US$4,128,000 – US$4,192,000)
Disclosure of highest paid employees [Line Items]
Number of highest paid individuals	1	0	0